Loss per share	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Loss per share
18.	Earnings per share
For comparability, the stated weighted average number of common shares and the number of potential common shares have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.

	Three months ended April 30,		Six months ended April 30,
	2022	2021	2022	2021
Net profit (loss)	$(20,650,375)	$(7,848,142)	$7,896,265	$(14,693,465)
Weighted average number of common shares	168,971,679	95,060,429	166,365,628	94,254,557

Effect of dilutive securities
Stock options	—	—	3,840,066	—
Restricted share units	—	—	1,493,766	—
Convertible debt	—	—	—	—
Warrants	—	—	1,097	—

Effect of dilutive securities	—	—	5,334,929	—

Dilutive number of shares	168,971,679	95,060,429	171,700,557	94,254,557

Basic earnings (loss) per share	$(0.12)	$(0.08)	$0.05	$(0.16)
Diluted earnings (loss) per share	$(0.12)	$(0.08)	$0.05	$(0.16)

Adjustments for diluted loss per share were not made for the three months ended April 30, 2022 and three and six months ended April 30, 2021 as they would be anti-dilutive in nature. The following table represents instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive for the periods presented:

	April 30,	April 30,
	2022	2021
Stock options	1,085,571	6,415,533
Convertible debt	7,917,948	—

	9,003,519	6,415,533

19.	Loss per share
For comparability, the weighted average number of ordinary shares and the number of potential common shares have been scaled by the exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.

	Year Ended October 31,
	2021	2020	2019
Net loss	$(226,559,288)	$(9,275,962)	$(4,100,782)
Weighted average number of ordinary shares	110,119,135	82,571,828	71,891,372

Basic and diluted loss per share	$(2.06)	$(0.11)	$(0.06)

Adjustments for diluted loss per share were not made for the twelve months ended October 31, 2021, 2020 and 2019 as they would be anti-dilutive in nature. The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Year Ended October 31,
	2021	2020	2019
Stock options	5,296,553	5,327,985	3,991,000
Warrants	22,999,894	—	—
Convertible debt	7,493,795	—	536,231
Restricted share units	716,763	87,084	—

	36,507,005	5,415,069	4,527,231